FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Breakdown of swaps (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instruments break down of swaps
Total	R$ (9,415,000)	R$ (6,118,000)
(Net) result of transactions with derivatives	110,089	R$ 105,522
2024
Derivative financial instruments break down of swaps
Total	1,388,000
2025
Derivative financial instruments break down of swaps
Total	6,845,000
2026
Derivative financial instruments break down of swaps
Total	5,583,000
2027
Derivative financial instruments break down of swaps
Total	5,579,000
2028
Derivative financial instruments break down of swaps
Total	4,935,000
2029 onwards
Derivative financial instruments break down of swaps
Total	(33,745,000)
Foreign currency x CDI
Derivative financial instruments break down of swaps
Total	(5,794,000)
Foreign currency x CDI | 2024
Derivative financial instruments break down of swaps
Total	(5,794,000)
CDI x Foreign Currency
Derivative financial instruments break down of swaps
Total	1,952,000
CDI x Foreign Currency | 2024
Derivative financial instruments break down of swaps
Total	1,952,000
IPCA x CDI
Derivative financial instruments break down of swaps
Total	(4,675,000)
IPCA x CDI | 2024
Derivative financial instruments break down of swaps
Total	6,128,000
IPCA x CDI | 2025
Derivative financial instruments break down of swaps
Total	6,845,000
IPCA x CDI | 2026
Derivative financial instruments break down of swaps
Total	5,583,000
IPCA x CDI | 2027
Derivative financial instruments break down of swaps
Total	5,579,000
IPCA x CDI | 2028
Derivative financial instruments break down of swaps
Total	4,935,000
IPCA x CDI | 2029 onwards
Derivative financial instruments break down of swaps
Total	(33,745,000)
NDF US$ x Fixed rate
Derivative financial instruments break down of swaps
Total	(898,000)
NDF US$ x Fixed rate | 2024
Derivative financial instruments break down of swaps
Total	R$ (898,000)